TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2013	2012

Deferred tax assets:

Operating loss carryforward	$12,904	$11,862
Reserves and allowances	526	1,622

Total deferred tax asset before valuation allowance	13,430	13,484
Valuation allowance	(13,246)	(13,484)

Deferred tax assets	$184	$-
Deferred tax liabilities	$(113)	$-

Deferred taxes, net	$71	$-

Schedule of Loss from Operations before Taxes
Loss before taxes is comprised as follows:
	Year ended December 31,
	2013	2012	2011

Domestic (Israel)	$(1,307)	$(7,598)	$(7,843)
Foreign	1,043	1,209	1,107

	$(264)	$(6,389)	$(6,736)

Schedule of Income Tax Expense
Income tax benefit (expense) is comprised as follows:

	Year ended December 31,
	2013	2012	2011

Current income tax expenses	$(38)	$(55)	$(62)
Previous year's tax benefit	75	-	-
Deferred tax benefit	345	-	-

	$382	$(55)	$(62)

Domestic	$-	$-	$-
Foreign	382	(55)	(62)

	$382	$(55)	$(62)